UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681
Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: July 1, 2016 – September 30, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2016

	Shares	Value
EXCHANGE-TRADED FUNDS† - 148.3%
SPDR S&P 500 ETF Trust[1,2]	483,606	$104,603,978
iShares S&P 500 Growth ETF[2]	352,446	42,878,580
iShares S&P 500 Value ETF[2]	381,256	36,204,070
PowerShares QQQ Trust Series 1[1,2]	215,679	25,605,411
iShares Russell 2000 Index ETF[1,2]	205,761	25,557,574
Total Exchange-Traded Funds
(Cost $229,551,880)		234,849,613
SHORT TERM INVESTMENTS† - 1.1%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.16%[3]	$1,749,142	1,749,142
Total Short Term Investments
(Cost $1,749,142)		1,749,142
Total Investments - 149.4%
(Cost $231,301,022)		$236,598,755
	Contracts (100 shares per Contract)	Value
OPTIONS WRITTEN† - (1.1)%
Call options on:
S&P 500 Index Expiring October 2016 with strike price of $2,170.00*	236	$ (464,920)
NASDAQ 100 Index Expiring October 2016 with strike price of $4,875.00*	105	(567,525)
Russell 2000 Index Expiring October 2016 with strike price of $1,250.00*	409	(687,120)
Total Call Options		(1,719,565)
Total Options Written
(Premiums received $1,866,520)		(1,719,565)
Other Assets & Liabilities, net - (48.3)%		(76,513,976)
Total Net Assets - 100.0%		$ 158,365,214

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	Security represents cover for outstanding written options.
2	Security has been physically segregated as collateral for borrowings outstanding. As of September 30, 2016, the total market value of segregated securities was $234,849,613.
3	Rate indicated is the 7-day yield as of September 30, 2016.

S&P – Standard & Poor's

The following table summarizes the inputs used to value the Fund's investments at September 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange-Traded Funds	$234,849,613	$—	$—	$234,849,613
Short Term Investments	1,749,142	—	—	1,749,142
Total Assets	$236,598,755	$—	$—	$236,598,755
Liabilities
Options Written	$1,719,565	$—	$—	$1,719,565
Total Liabilities	$1,719,565	$—	$—	$1,719,565
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Enhanced Equity Income Fund's (the "Fund") policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the "Board") has adopted policies and procedures for the valuation of the Fund's investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Exchange-traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC ("GFIA" or the "Adviser"), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment. There are no fair valued securities as of September 30, 2016.

Independent pricing services are used to value a majority of the Fund's investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of September 30, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$231,577,909	$ 6,054,715	$(1,033,869)	$5,020,846

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:        /s/ Donald C. Cacciapaglia
Name:   Donald C. Cacciapaglia
Title:     President and Chief Executive Officer

Date:     November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Donald C. Cacciapaglia
Name:   Donald C. Cacciapaglia
Title:     President and Chief Executive Officer

Date:     November 23, 2016

By:        /s/ John L. Sullivan
Name:   John L. Sullivan
Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:     November 23, 2016